Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Key Management Compensation [Abstract]
Salaries and benefits	$ 1,630	$ 3,000
Share-based payments	5,116	4,124
Total key management compensation expense	$ 6,746	$ 7,124